CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Cash flows from operating activities
Net income (loss) for the year	$ 19,986	$ 948	$ 10,363
Adjustments for:
Net income from discontinued operations			(2,560)
Pension and medical benefits (actuarial expense)	2,098	(1,001)	2,086
Results of equity-accounted investments	(1,607)	659	(153)
Depreciation, depletion and amortization	11,695	11,445	14,836
Impairment of assets (reversal)	(3,190)	7,339	2,848
Inventory write-down (write-back) to net realizable value	(1)	375	15
Allowance (reversals) for credit loss on trade and other receivables	(30)	144	87
Exploratory expenditure write-offs	248	456	308
Disposal/write-offs of assets, remeasurement of investment retained with loss of control and reclassification of CTA	(1,900)	(456)	(6,012)
Foreign exchange, indexation and finance charges	10,795	11,094	8,460
Deferred income taxes, net	4,058	(1,743)	2,798
Revision and unwinding of discount on the provision for decommissioning costs	661	981	950
PIS and COFINS recovery - exclusion of ICMS (VAT tax) from the basis of calculation	(986)	(3,173)
Results from co-participation agreements in bid areas	(631)
Assumption of interest in concessions	(164)
Early termination and cash outflows revision of lease agreements	(545)	(276)	(60)
Decrease (Increase) in assets
Trade and other receivables, net	(2,075)	1	2,233
Inventories	(2,334)	724	(281)
Judicial deposits	(1,032)	(859)	(2,144)
Escrow account - Class action agreement			1,819
Other assets	(289)	159	(219)
Increase (Decrease) in liabilities
Trade payables	1,073	216	(989)
Other taxes payable	7,016	3,246	225
Pension and medical benefits	(2,239)	(1,048)	(1,882)
Provisions for legal proceedings	(12)	(261)	(3,767)
Short-term benefits	(312)	781	185
Provision for decommissioning costs	(730)	(482)	(512)
Agreement with US authorities			(768)
Other liabilities	376	(47)	(259)
Income taxes paid	(2,138)	(332)	(2,330)
Net cash provided by operating activities from continuing operations	37,791	28,890	25,277
Net cash provided by operating activities - discontinued operations			323
Net cash provided by operating activities	37,791	28,890	25,600
Cash flows from investing activities
Acquisition of PP&E and intangible assets (*)	(6,325)	(5,874)	(8,556)
Bidding for oil surplus of Transfer of rights agreement			(15,341)
Investments in investees	(24)	(942)	(7)
Proceeds from disposal of assets - Divestment	4,783	1,997	10,413
Reimbursement on the Transfer of rights agreement			8,361
Financial compensation for the Búzios Co-participation Agreement	2,938
Divestment (Investment) in marketable securities	4	66	198
Dividends received	781	243	1,436
Net cash provided by (used in) investing activities from continuing operations	2,157	(4,510)	(3,496)
Net cash provided by investing activities - discontinued operations			1,812
Net cash provided by (used in) investing activities	2,157	(4,510)	(1,684)
Cash flows from financing activities
Changes in non-controlling interest	(24)	(67)	(29)
Proceeds from financing	1,885	17,023	7,464
Repayment of principal - finance debt	(21,413)	(25,727)	(27,273)
Repayment of interest - finance debt	(2,229)	(3,157)	(4,501)
Repayment of lease liability	(5,827)	(5,880)	(5,207)
Dividends paid to Shareholders of Petrobras	(13,078)	(1,367)	(1,877)
Dividends paid to non-controlling interests	(105)	(84)	(138)
Net cash used in financing activities from continuing operations	(40,791)	(19,259)	(31,561)
Net cash used in financing activities - discontinued operations			(508)
Net cash used in financing activities	(40,791)	(19,259)	(32,069)
Effect of exchange rate changes on cash and cash equivalents	(402)	(773)	1,631
Net change in cash and cash equivalents	(1,245)	4,348	(6,522)
Cash and cash equivalents at the beginning of the period	11,725	7,377	13,899	$ 7,377
Cash and cash equivalents at the end of the period	$ 10,480	$ 11,725	$ 7,377	$ 10,480